Related parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related parties
15.	Related parties

15.1	Related party transactions
The tables below summarize balances and transactions with related parties outside the group and refers mainly to:

•
Assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) balances of financial investments; and (iv) bank deposits.

•
Liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) advances received on sales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts (iv) financing for research and product development at market rates for this kind of financing (v) loans and financing; and (vi) export financing, and

•
Amounts in the consolidated statements of income: (i) purchases and sales of aircraft, components and spare parts and development of products for the defense and security market; (ii) financial income from financial investments and expense from loans and financing, and (iii) supplementary pension plan.

15.2	Brazilian Federal Government
Transactions with related parties also involves transactions with the Brazilian Federal Government.
The Brazilian Federal Government, through its direct and indirect participation and ownership of a common share denominated golden share
is one the main Company’s shareholders. As of December 31, 2019, the Brazilian Federal Government held an indirect stake of 5.37% in the Company’s capital through BNDESPAR, a wholly owned subsidiary of the
Banco Nacional do Desenvolvimento Econômico e Social
- BNDES (the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government.
The Brazilian government plays a key role in the Company’s business activities, including as:

•	Major customer for Defense & Security products (through the Brazilian Air Force, Brazilian Army and Brazilian Navy).

•	Source of research and development financing through technology development institutions (FINEP and BNDES).

•	Export credit agency (through the BNDES), and

•	Source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).

15.3	December 31, 2019

	12.31.2019
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	75.3	—	—	—	1.1	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	(5.1)	—
Brazilian Air Force	364.4	226.9	—	—	—	(35.9)
Marinha do Brasil	0.6	4.4	—	—	—	(2.9)
Embraer Prev - Sociedade de Previdência Complementar	—	4.7	—	—	—	(19.7)
Brazilian Army	13.0	7.4	—	—	—	6.8
Financiadora de Estudo e Projetos – FINEP	—	12.7	—	30.6	(1.7)	—

	453.3	256.1	—	30.6	(5.7)	(51.7)

15.4	December 31, 2018

	12.31.2018
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	326.2	314.3	9.4	—	(4.2)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	71.8	—	119.7	(8.3)	—
Brazilian Air Force	42.3	90.3	—	—	—	(176.2)
Marinha do Brasil	0.9	—	—	—	—	(12.6)
Caixa Econômica Federal	—	—	—	—	—	—
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(14.4)
Brazilian Army	—	4.3	—	—	—	—
Financiadora de Estudo e Projetos – FINEP	—	13.0	—	43.5	(2.3)	—

	369.4	493.9	9.4	163.2	(14.8)	(203.2)

15.5	December 31, 2017

	12.31.2017*
	Financial	Operating
	Results	Results
Banco do Brasil S.A.	(0.5)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(14.7)	—
Brazilian Air Force	—	(23.7)
Marinha do Brasil	—	(6.2)
Embraer Prev - Sociedade de Previdência Complementar	—	(22.9)
Brazilian Army	—	(1.2)
Financiadora de Estudo e Projetos – FINEP	(2.9)	—

	(18.1)	(54.0)

15.6	Remuneration of key management personnel:

	12.31.2019	12.31.2018
Short-term benefits (i)	9.0	10.0
Share based payment	3.2	3.3
Labor contract termination	1.2	1.0

	13.4	14.3

(i)	Includes wages, salaries, profit sharing, bonuses and indemnities.
Key Management includes members of the statutory Board of Directors and Executive Directors.